Related Parties - Summary of Key Management Personnel Compensation (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term benefits	$ 3,361,371	$ 2,988,124
Share-based compensation costs	1,879,459	1,605,103
Total compensation of key management personnel	$ 5,240,830	$ 4,593,227